UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                                             (Zip code)

Terrence O. Davis
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September30

Date of reporting period: March 31, 2015

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2015
March 31, 2015
(Unaudited)

QCI Balanced Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the QCI Balanced Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: common stocks, preferred stock risk, derivative risk, fixed income risk, interest rate risk, general market risk, sector risk, large-cap securities risk, small-cap and mid-cap securities risk, micro-cap securities risk, risks related to investing in other investment companies, investment advisor risk, and new fund risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 29, 2015.

For More Information on Your QCI Balanced Fund:

See Our Web site at ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Shareholder:

The six-months ended March was action packed.  QCIBX celebrated its one year anniversary, the Federal Reserve ended its latest iteration of asset purchases known as "quantitative easing," and the US stock market reached all-time highs.  Many of you around the country shared the pain typically reserved for us in the northeast as Mother Nature doled out a brutal helping of cold and snow for the second winter in a row.

The economic response to the harsh winter weather was similar to last year, with a twist.  GDP slowed abruptly in the first quarter as personal consumption expenditures decelerated due to hibernating consumers and the disruption of the west coast ports.  Manufacturing, while still growing, has slowed to almost stall speed.  The twist this year has been the resurgence of the US dollar, which appreciated over 14% in the six month period ending March.  A strong dollar is a positive for the economy longer-term, but can lead to severe disruptions with such a sharp spike in the short-term.  The two key ramifications are the increase in net imports (which is a hit to US GDP), and a drop in the value of commodities that are priced in dollars (oil, thus gasoline).  While falling gas prices will be a stimulus to consumer spending, there will be pain as layoffs sweep through the oil and gas industry.  Over 100,000 layoffs have already been announced, with likely more to come.

The Fund remains conservatively structured with roughly half the assets invested in stocks, the balance is invested in bonds and cash. We continue to feel that the stock market is susceptible to a "meaningful" correction. The sheer magnitude of the rise in the market without pause is driving complacency in the hearts of the average investor. Our forecast of a sluggish US economy is playing out as expected. Our belief that the Federal Reserve would not be able to raise rates in 2015 is slowly becoming consensus- as we thought it would. Extended equity valuations, a slowing economy, punk forecasts for earnings growth and a generally bullish sentiment stance amongst investors has us nervous and positioned more conservatively.

Despite our conservative allocation, we've been happy with how our stocks have performed. Our overweight position in technology, led by Apple and Corning, has worked well, as the sector dramatically outperformed the market as a whole. We recently upgraded to a more positive outlook on the energy sector and are now overweight vs. the S&P 500. Our latest purchase in the space is Spectra Energy (ticker SE), which is a play on infrastructure that shuttles natural gas to end users. Given our negative outlook on the economy our biggest underweights remain the Industrials and Basic Materials group. If we are right, and the global economic growth rate comes in below the current consensus, we believe we will be able to find attractive companies to invest in at lower prices.

With secular low interest rates we have kept our maturities relatively short with the belief that over the longer-term, rates will rise.  We will have the opportunity to roll shorter- term bonds over into higher yielding longer-term bonds. For the time being, our bond portfolio is of high quality and short duration. 40% of the bond holdings are under 3 years average maturity and will provide us with needed near "cash reserves" if we find more attractive investment opportunities over the coming quarters.

In summary, we expect the sideways action in the market to continue until the market can gain clarity on the direction of the global economy.

As stewards of your investments, we fully understand and appreciate the confidence you have placed with the QCIBX team.

Sincerely,

H. Edward Shill, CFA	Gerald Furciniti, CFA
Chief Investment Officer and Lead Portfolio Manager	Senior Equity Analyst and Co-Portfolio Manager
QCI Asset Management, Inc.	QCI Asset Management, Inc.

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of March 31, 2015
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 23.04%
Anheuser-Busch InBev Worldwide, Inc.	$600,000	1.375%	7/15/2017	$603,707
Caterpillar Financial Services Corp.	280,000	7.050%	10/1/2018	329,506
Caterpillar Financial Services Corp.	300,000	5.450%	4/15/2018	335,102
Cisco Systems, Inc.	600,000	4.920%	2/15/2019	675,053
Comcast Corp.	600,000	3.125%	7/15/2022	621,581
ConocoPhillips	550,000	5.750%	2/1/2019	631,654
CVS Health Corp.	257,000	5.750%	6/1/2017	282,218
CVS Health Corp.	135,000	2.750%	12/1/2022	135,638
Duke Energy Indiana, Inc.	350,000	6.050%	6/15/2016	371,842
Duke Energy Florida, Inc.	210,000	5.800%	9/15/2017	233,262
EI du Pont de Nemours & Co.	285,000	6.000%	7/15/2018	324,810
EI du Pont de Nemours & Co.	215,000	5.250%	12/15/2016	231,168
General Mills, Inc.	255,000	5.700%	2/15/2017	276,381
General Mills, Inc.	245,000	5.650%	2/15/2019	278,591
John Deere Capital Corp.	225,000	2.800%	9/18/2017	234,518
John Deere Capital Corp.	255,000	2.000%	1/13/2017	260,380
Kellogg Co.	500,000	1.750%	5/17/2017	505,075
Lockheed Martin Corp.	550,000	2.125%	9/15/2016	560,536
Marathon Oil Corp.	550,000	5.900%	3/15/2018	609,081
Norfolk Southern Corp.	250,000	7.700%	5/15/2017	282,822
Norfolk Southern Corp.	250,000	3.250%	12/1/2021	260,477
The Southern Co.	215,000	2.450%	9/1/2018	221,614
The Southern Co.	285,000	1.950%	9/1/2016	289,416
Verizon Communications, Inc.	524,000	2.500%	9/15/2016	535,152
Verizon Communications, Inc.	200,000	2.000%	11/1/2016	202,921

Total Corporate Bonds (Cost $9,252,084)				9,292,505

FEDERAL AGENCY OBLIGATIONS - 7.49%
Federal Home Loan Bank	60,000	1.600%	10/22/2020	59,370
Federal Farm Credit Bank	575,000	2.375%	7/16/2020	577,704
Federal Home Loan Bank	100,000	1.540%	5/15/2020	98,950
Federal Home Loan Bank	605,000	4.125%	3/13/2020	680,858
Federal Home Loan Bank	375,000	4.500%	9/13/2019	425,684
Federal Home Loan Bank	250,000	5.125%	8/15/2019	289,539
Federal Home Loan Bank	135,000	4.375%	6/14/2019	152,111
Federal Home Loan Bank	45,000	1.625%	6/14/2019	45,564
Federal Farm Credit Bank	50,000	1.480%	6/12/2019	50,007
Federal Farm Credit Bank	125,000	4.125%	3/4/2019	138,643
Federal Home Loan Bank	290,000	1.750%	12/14/2018	295,955
Federal Farm Credit Bank	200,000	1.850%	9/19/2018	205,823

Total Federal Agency Obligations (Cost $2,987,729)				3,020,208
				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2015
		Principal	Coupon Rate	Maturity Date	Value (Note 1)

UNITED STATES TREASURY NOTES - 15.32%
	United States Treasury Note	$1,950,000	2.375%	8/15/2024	$2,027,085
	United States Treasury Note	1,050,000	1.625%	11/15/2022	1,039,910
	United States Treasury Note	1,525,000	1.375%	6/30/2018	1,543,825
	United States Treasury Note	1,525,000	1.875%	8/31/2017	1,567,891

	Total United States Treasury Notes (Cost $6,056,045)				6,178,711

COMMON STOCKS - 46.72%				Shares

Consumer Discretionary - 7.28%
*	Amazon.com, Inc.			1,000	372,100
	Dick's Sporting Goods, Inc.			6,700	381,833
	Ford Motor Co.			25,000	403,500
	Lowe's Cos., Inc.			3,300	245,487
	Macy's, Inc.			4,450	288,849
	Starbucks Corp.			3,150	298,305
	The TJX Cos., Inc.			4,600	322,230
*	Time Warner, Inc.			3,000	253,320
	Twenty-First Century Fox, Inc.			11,000	372,240
					2,937,864
Consumer Staples - 3.44%
	Altria Group, Inc.			6,175	308,873
	PepsiCo, Inc.			3,785	361,922
	The Procter & Gamble Co.			4,085	334,725
	Wal-Mart Stores, Inc.			4,625	380,406
					1,385,926
Energy - 6.98%
	Apache Corp.			7,375	444,934
	Chevron Corp.			4,525	475,034
	ConocoPhillips			7,350	457,611
	Exxon Mobil Corp.			8,000	680,000
	Schlumberger Ltd.			5,175	431,802
	Spectra Energy Corp.			9,000	325,530
					2,814,911
Financials - 7.56%
	ACE Ltd.			2,575	287,087
	Bank of America Corp.			30,100	463,239
*	Berkshire Hathaway, Inc.			3,000	432,960
	Financial Institutions, Inc.			8,000	183,440
	JPMorgan Chase & Co.			7,950	481,611
	Manning & Napier, Inc.			20,000	260,200

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Financials - Continued
	State Street Corp.	3,500	$257,355
	The PNC Financial Services Group, Inc.	3,850	358,974
	Wells Fargo & Co.	5,950	323,680
			3,048,546
Health Care - 4.27%
	Abbott Laboratories	5,000	231,650
	AbbVie, Inc.	4,125	241,477
	Amgen, Inc.	1,725	275,741
	Bristol-Myers Squibb Co.	6,200	399,900
	Johnson & Johnson	3,275	329,465
	Zimmer Holdings, Inc.	2,075	243,854
			1,722,087
Industrials - 2.53%
	General Electric Co.	17,500	434,175
	The LS Starrett Co.	10,651	202,369
*	Transcat, Inc.	15,054	146,926
	United Parcel Service, Inc.	2,425	235,080
			1,018,550
Information Technology - 11.11%
	Apple, Inc.	6,335	788,264
*	Check Point Software Technologies Ltd.	4,425	362,717
	Cisco Systems, Inc.	13,500	371,588
	Corning, Inc.	34,000	771,120
	EMC Corp.	10,200	260,712
*	Google, Inc. - Class C	665	364,420
	Intel Corp.	6,700	209,509
	International Business Machines Corp.	1,665	267,233
	MasterCard, Inc.	3,400	293,726
*	Microsoft Corp.	5,150	209,373
*	Palo Alto Networks, Inc.	2,275	332,332
*	Twitter, Inc.	5,000	250,400
			4,481,394
Materials - 0.95%
	Nucor Corp.	8,075	383,805
			383,805
Telecommunications - 0.87%
	Verizon Communications, Inc.	7,225	351,352
			351,352

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2015
	Shares	Value (Note 1)

COMMON STOCKS - Continued

Utilities - 1.73%
Duke Energy Corp.	4,500	$345,510
The Southern Co.	8,000	354,240
		699,750

Total Common Stocks (Cost $17,996,371)		18,844,185

EXCHANGE-TRADED PRODUCTS - 2.63%
iShares Currency Hedged MSCI Germany ETF	10,000	285,400
* iShares Gold Trust	28,000	320,600
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	4,500	456,795

Total Exchange-Traded Products (Cost $1,108,891)		1,062,795

OPEN-END FUND - 2.48%
Templeton Global Bond Fund	81,395	1,001,967

Total Open-End Fund (Cost $1,064,046)		1,001,967

SHORT-TERM INVESTMENT - 1.88%
§ Federated Government Obligations Fund, 0.01%	756,290	756,290

Total Short-Term Investment (Cost $756,290)		756,290

Total Value of Investments (Cost $39,221,456) - 99.56%		$40,156,661

Call Option Written (Premiums Received $6,990) - (0.01)%		(4,600)

Other Assets Less Liabilities - 0.45%		182,436

Net Assets - 100.00%		$40,334,497

* Non-income producing investment
§ Represents 7 day effective yield

		(Continued)

QCI Balanced Fund

Schedule of Options Written
(Unaudited)

As of March 31, 2015
Number of Contracts	Exercise Price	Expiration Date	Value (Note 1)

CALL OPTION WRITTEN - 0.01%
Palo Alto Networks, Inc.	10	$145	4/17/2015	$4,600

Total Call Option Written (Premiums Received $6,990)	$4,600

Summary of Investments
% of Net
Assets	Value
Corporate Bonds	23.04%	$9,292,505
Federal Agency Obligations	7.49%	3,020,208
United States Treasury Notes	15.32%	6,178,711
Consumer Discretionary	7.28%	2,937,864
Consumer Staples	3.44%	1,385,926
Energy	6.98%	2,814,911
Financials	7.56%	3,048,546
Health Care	4.27%	1,722,087
Industrials	2.53%	1,018,550
Information Technology	11.11%	4,481,394
Materials	0.95%	383,805
Telecommunications	0.87%	351,352
Utilities	1.73%	699,750
Exchange-Traded Products	2.63%	1,062,795
Open-End Fund	2.48%	1,001,967
Short-Term Investment	1.88%	756,290
Call Option Written	-0.01%	(4,600)
Other Assets less Liabilities	0.45%	182,436
Total	100.00%	$40,334,497

See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2015

Assets:
Investments, at value (cost $39,221,456)	$40,156,661
Receivables:
Investments sold	6,990
Fund shares sold	113,617
Dividends and interest	126,782
From Advisor	56
Prepaid expenses:
Registration and filing expenses	3,018
Fund accounting fees	2,343
Securities pricing fees	1,573
Trustee fees and meeting expenses	511
Distribution fees	265
Compliance fees	196

Total assets	40,412,012

Liabilities:
Investments, at value (cost $6,990)	4,600
Due to broker	30
Payables:
Investments purchased	6,010
Fund shares purchased	49,497
Accrued expenses:
Professional fees	9,001
Administration fees	4,298
Custody fees	3,133
Insurance fees	826
Shareholder fulfillment expenses	120

Total liabilities	77,515

Net Assets	$40,334,497

Net Assets Consist of:
Paid in Interest	$39,589,411
Accumulated net investment loss	(33)
Accumulated net realized loss on investments	(192,476)
Net unrealized appreciation on investments	937,595

Total Net Assets	$40,334,497
Institutional Class Shares Outstanding, no par value (unlimited authorized shares)	3,760,820
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.72

See Notes to Financial Statements

QCI Balanced Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2015

Investment Income:
Dividend income	$243,045
Interest income	126,686

Total Investment Income	369,731

Expenses:
Investment Advisor fees (note 2)	134,684
Administration fees (note 2)	17,742
Fund accounting fees (note 2)	15,764
Professional fees	13,089
Transfer agent fees (note 2)	11,478
Custody fees (note 2)	6,540
Compliance fees (note 2)	5,236
Registration and filing fees	5,213
Trustee fees and meeting expenses	3,990
Distribution fees	3,242
Securities pricing fees	3,241
Insurance fees	1,247
Shareholder fulfillment expenses	999
Registration and filing administration fees	972

Total Expenses	223,437

Advisory fees waived (note 2)	(46,014)

Net Expenses	177,423

Net Investment Income	192,308

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investment transactions
Net change in unrealized appreciation on investments	(188,000)
983,188

Net Realized and Unrealized Gain on Investments	795,188

Net Increase in Net Assets Resulting from Operations	$987,496

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets
	March 31,	September 30,
For the periods ended	2015 (a)	2014 (b)

Operations:
Net investment income	$192,307	$60,894
Net realized gain (loss) from investment transactions	(188,001)	123,289
Net change in unrealized appreciation (depreciation) on investments	983,188	(45,593)

Net Increase in Net Assets Resulting from Operations	987,494	138,590

Distributions to Shareholders:
Net investment income	(253,235)	-
Capital gains	(127,764)	-

Decrease in Net Assets Resulting from Distributions	(380,999)	-

Beneficial Interest Transactions:
Shares sold	14,548,345	38,755,397
Reinvested dividends and distributions	380,923	-
Shares repurchased	(3,667,154)	(10,428,099)

Increase from Beneficial Interest Transactions	11,262,114	28,327,298

Net Increase in Net Assets	11,868,609	28,465,888

Net Assets:
Beginning of period	28,465,888	-
End of period	$40,334,497	$28,465,888

Accumulated Net Investment Income (Loss)	$(33)	$60,894

Institutional Share Class Information:
Shares sold	1,365,800	3,694,857
Reinvested distributions	35,799	-
Shares repurchased	(344,314)	(991,322)

Net Increase in Shares of Beneficial Interest	1,057,285	2,703,535
Shares Outstanding, Beginning of Period	2,703,535	-
Shares Outstanding, End of Period	3,760,820	2,703,535

(a) Unaudited.
(b)	For the period from January 30, 2014 (Date of Initial Public Investment) to September 30, 2014.

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights - Institutional Class Shares

For a share outstanding	March 31,		September 30,
during the periods ended	2015	(d)	2014	(e)

Net Asset Value, Beginning of Period	$10.53		$10.00

Income from Investment Operations
Net investment income	0.01		0.02
Net realized and unrealized gain on securities	0.25		0.51

Total from Investment Operations	0.26		0.53

Less Distributions:
Dividends (from net investment income)	(0.03)		-
Distributions (from capital gains)	(0.04)		-

Total from Distributions	(0.07)		-

Net Asset Value, End of Period	$10.72		$10.53

Total Return (b)	2.85%		5.30%

Net Assets, End of Period (in thousands)	$40,334		$28,466

Ratios of:
Gross Expenses to Average Net Assets (c)	1.52%	(a)	1.65%	(a)
Net Expenses to Average Net Assets (c)	1.00%	(a)	1.00%	(a)
Net Investment Income to Average Net Assets	1.08%	(a)	0.80%	(a)

Portfolio turnover rate	12.59%	(b)	28.77%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d) Unaudited.
(e)	For the period from January 30, 2014 (Date of Initial Public Investment) to September 30, 2014.

See Notes to Financial Statements

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The QCI Balanced Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on January 30, 2014. The investment objective of the Fund is to balance current income and principal conservation with the opportunity for long-term growth.  The Fund seeks to achieve its investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.  Allocation to equity and fixed income securities will range from 25%-75% of assets.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Advisor Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Advisor Class Shares are subject to distribution plan fees as described in Note 3. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2015, no Advisor Class Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Each Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2015 for the Fund's assets measured at fair value:

QCI Balanced Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$9,292,505	$-	$9,292,505	$-
Federal Agency Obligations	3,020,208	-	3,020,208	-
United States Treasury Notes	6,178,711	-	6,178,711	-
Common Stocks*	18,844,185	18,844,185	-	-
Exchange-Traded Products	1,062,795	1,062,795	-	-
Open-End Fund	1,001,967	1,001,967	-	-
Short-Term Investment	756,290	756,290	-	-
Total Assets	$40,156,661	$21,665,237	$18,491,424	$-

Liabilities
Call Option Written	$4,600	$-	$4,600	$-

 *    Refer to the Schedule of Investments for industry classification.
(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the period ended March 31, 2015. It is the Fund's policy to record transfers at the end of the year.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), monthly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.75% of the Fund's average daily net assets.  For the period ended March 31, 2015, $134,684 in advisory fees were incurred and $46,014 in advisory fees were waived by the Advisor.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2016.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

The Fund paid $17,742 in administration fees, $6,540 in custody fees, and $15,764 in fund accounting fees for the period ended March 31, 2015.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended March 31, 2015, no fees were incurred by the Fund.

4.	Purchases and Sales of Investment Securities

For the period ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$12,285,712	$2,356,281

Purchases of Government Securities	Proceeds from Sales of Government Securities
$3,246,216	$ -

5.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax year/period ended March 31, 2015.  As of and during the period ended March 31, 2015, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six month period, the Fund did not incur any interest or penalties.

Reclassifications to paid-in interest relate primarily to differing book/tax treatment of ordinary net investment losses.  For the period ended March 31, 2015, there were no reclassifications necessary.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

Distributions during the period ended were characterized for tax purposes as follows:

	March 31, 2015	September 30, 2014
Ordinary Income	$ 253,235	$ -
Long-term capital gain	-	-

 At March 31, 2015, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$39,214,466

Unrealized Appreciation	$1,676,241
Unrealized Depreciation	(741,036)
Net Unrealized Appreciation	$935,205

6.  Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

QCI Balanced Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's six month period ended March 31, 2015.

During the period ended March 31, 2015, the Fund paid no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,028.50	$5.06
	$1,000.00	$1,019.95	$5.04
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.00%,    multiplied by 182/365 (to reflect the one-half year period).

QCI Balanced Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	QCI Asset Management, Inc.
116 South Franklin Street	40A Grove Street
Post Office Drawer 4365	Pittsford, NY 14534
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.                    CODE OF ETHICS.
     Not applicable.

Item 3.                    AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.

Item 4.                    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.

Item 5.                    AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.

Item 6.                    SCHEDULE OF INVESTMENTS.
    A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.                  CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.                  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/Katherine M. Honey
Date: June 3, 2015	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Katherine M. Honey
Date: June 3, 2015	Katherine M. Honey President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: June 3, 2015	Ashley E. Harris Treasurer and Principal Financial Officer QCI Balanced Fund